Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2020
Advances From Federal Home Loan Banks [Abstract]
Federal Home Loan Bank Advances

NOTE 11 - FEDERAL HOME LOAN BANK ADVANCES

Long-term advances from the FHLB were $125,000 at December 31, 2020 and December 31, 2019. Outstanding balances have maturity dates ranging from May 2029 to October 2029 with fixed rates ranging from 1.03% to 2.05%. The average rate on outstanding advances was 1.44% at December 31, 2020. Outstanding advances are prepayable in whole only and are subject to a termination fee.  The Company has two long-term advances, both have put options.  The first advance in the amount of $75,000 is puttable October 22, 2020 and the second advance in the amount of $50,000 is puttable May 23, 2024.

Scheduled principal reductions of FHLB advances outstanding at December 31, 2020 were as follows:

2029	$125,000
Total	$125,000

In addition to the borrowings, the Company had outstanding letters of credit with the FHLB totaling $20,000 at year-end 2020 and 2019, respectively, used for pledging to secure public funds. FHLB borrowings and the letters of credit were collateralized by FHLB stock and by $217,500 and $369,750 of residential mortgage loans under a blanket lien arrangement at year-end 2020 and 2019, respectively.

The Company had a FHLB maximum borrowing capacity of $612,308 as of December 31, 2020, with remaining borrowing capacity of approximately $467,308. The borrowing arrangement with the FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.